Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Estimated Useful Lives for Depreciation Purposes of Property, Plant and Equipment
Depreciation is computed on a straight-line basis to write down the cost of each asset to its residual value over its estimated useful lives as follows:

Estimated useful lives
Buildings	15 to 35 years
Office equipment, furniture and fixtures	3 to 11 years
Motor vehicles	4 to 8 years
Leasehold improvements	Over the shorter of the remaining term of the lease and the useful lives